Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2021 $	December 31, 2020 $
Accrued liabilities	93,728	122,511
Deferred revenues - current	852	4,208
Current portion of derivative liabilities (note 15)	180	1,260
Office lease liability – current (note 1)	2,142	1,595
Asset retirement obligation - current	6,161	12,000
	103,063	141,574

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2021 $	December 31, 2020 $
Unrecognized tax benefits (note 21)	46,956	51,562
Asset retirement obligation	8,792	37,996
Office lease liability – long-term (note 1)	8,666	9,396
Pension liabilities	7,416	9,172
Derivative liabilities (note 15)	—	597
Other	678	352
	72,508	109,075